Ambassador Funds

500 Griswold Street, Suite 2800

Detroit, MI 48226

November 24, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C.  20549

RE:  AMBASSADOR FUNDS (THE "REGISTRANT")

NO. 333-36796 (1933 ACT)

Dear Sir or Madam:

Pursuant to Rule 497(j), this letter will certify that the form of Prospectus, dated November 23, 2009, and the form of Statement of Additional Information, dated November 23, 2009, for the Ambassador Money Market Fund that would have been filed under Rule 497(c) under the Securities Act of 1933 by the Registrant would not have differed from those contained in Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, which was electronically filed on November 23, 2009, and became effective on that date.  Please contact the undersigned should you have any questions.

Sincerely,

/S/ PAUL R. RENTENBACH

Paul R. Rentenbach

Counsel to the Registrant

1